John Hancock
New Opportunities Fund
Quarterly portfolio holdings 11/30/2021

Fund’s investments
As of 11-30-21 (unaudited)
	Shares	Value
Common stocks 99.7%		$379,756,116
(Cost $248,533,686)
Consumer discretionary 14.3%		54,295,350
Auto components 4.0%
Dorman Products, Inc. (A)	29,304	3,252,158
Fox Factory Holding Corp. (A)	67,245	11,819,654
Diversified consumer services 1.2%
Grand Canyon Education, Inc. (A)	62,769	4,548,869
Hotels, restaurants and leisure 3.4%
Churchill Downs, Inc.	25,230	5,657,071
Chuy’s Holdings, Inc. (A)	143,783	4,120,821
Krispy Kreme, Inc.	214,285	3,117,847
Household durables 1.2%
TopBuild Corp. (A)	16,958	4,575,099
Multiline retail 0.6%
Ollie’s Bargain Outlet Holdings, Inc. (A)	39,858	2,466,812
Specialty retail 3.1%
Five Below, Inc. (A)	30,745	6,254,763
Lithia Motors, Inc.	18,403	5,361,346
Textiles, apparel and luxury goods 0.8%
Oxford Industries, Inc.	32,666	3,120,910
Consumer staples 1.4%		5,475,701
Food and staples retailing 1.4%
Performance Food Group Company (A)	89,929	3,625,038
PriceSmart, Inc.	25,804	1,850,663
Energy 1.5%		5,876,394
Oil, gas and consumable fuels 1.5%
Magnolia Oil & Gas Corp., Class A	309,773	5,876,394
Financials 6.5%		24,721,453
Banks 3.4%
Ameris Bancorp	92,683	4,510,882
Atlantic Union Bankshares Corp.	67,841	2,205,511
Pinnacle Financial Partners, Inc.	63,330	6,042,315
Capital markets 3.1%
Houlihan Lokey, Inc.	42,747	4,639,759
PJT Partners, Inc., Class A	49,174	3,741,158
Stifel Financial Corp.	50,418	3,580,182
Diversified financial services 0.0%
NewStar Financial, Inc. (A)(B)	16,196	1,646
Health care 28.4%		108,063,449
Biotechnology 10.0%
Albireo Pharma, Inc. (A)	168,520	4,042,795
Arena Pharmaceuticals, Inc. (A)	65,648	3,577,160
Biohaven Pharmaceutical Holding Company, Ltd. (A)	38,347	4,304,067
ChemoCentryx, Inc. (A)	106,506	3,864,038
Halozyme Therapeutics, Inc. (A)	144,704	4,757,868
Insmed, Inc. (A)	137,227	3,776,487
Oyster Point Pharma, Inc. (A)	192,306	2,005,752
Travere Therapeutics, Inc. (A)	136,601	3,899,959
2	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Veracyte, Inc. (A)	72,713	$3,016,135
Vericel Corp. (A)	126,550	4,708,926
Health care equipment and supplies 7.4%
AtriCure, Inc. (A)	81,851	5,189,353
Cardiovascular Systems, Inc. (A)	105,326	2,106,520
CryoLife, Inc. (A)	139,112	2,391,335
CryoPort, Inc. (A)	73,363	4,874,238
Globus Medical, Inc., Class A (A)	86,349	5,407,174
ICU Medical, Inc. (A)	16,386	3,706,677
Integra LifeSciences Holdings Corp. (A)	68,907	4,406,603
Health care providers and services 4.6%
Acadia Healthcare Company, Inc. (A)	92,779	5,211,396
Castle Biosciences, Inc. (A)	67,594	2,793,660
HealthEquity, Inc. (A)	69,407	3,795,175
LHC Group, Inc. (A)	28,290	3,245,429
US Physical Therapy, Inc.	28,972	2,491,013
Life sciences tools and services 3.9%
Medpace Holdings, Inc. (A)	33,689	6,987,435
Syneos Health, Inc. (A)	80,561	7,827,307
Pharmaceuticals 2.5%
Phathom Pharmaceuticals, Inc. (A)	192,985	3,462,151
Supernus Pharmaceuticals, Inc. (A)	133,404	3,998,118
Zogenix, Inc. (A)	197,038	2,216,678
Industrials 20.3%		77,116,891
Building products 1.7%
Gibraltar Industries, Inc. (A)	77,814	5,283,571
JELD-WEN Holding, Inc. (A)	51,566	1,249,444
Commercial services and supplies 2.0%
Ritchie Brothers Auctioneers, Inc.	109,712	7,447,251
Construction and engineering 0.6%
Dycom Industries, Inc. (A)	22,147	2,070,302
Electrical equipment 2.1%
Atkore, Inc. (A)	60,486	6,441,759
Thermon Group Holdings, Inc. (A)	95,790	1,653,335
Machinery 7.2%
Alamo Group, Inc.	28,914	4,112,149
Helios Technologies, Inc.	36,395	3,651,510
RBC Bearings, Inc. (A)	28,782	5,689,914
The Shyft Group, Inc.	204,720	9,951,439
Woodward, Inc.	39,352	4,163,442
Professional services 3.7%
CACI International, Inc., Class A (A)	14,086	3,654,331
Exponent, Inc.	57,591	6,709,352
Forrester Research, Inc. (A)	65,669	3,706,358
Trading companies and distributors 3.0%
SiteOne Landscape Supply, Inc. (A)	47,149	11,332,734
Information technology 20.8%		79,269,829
Communications equipment 1.5%
Viavi Solutions, Inc. (A)	376,182	5,571,255
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	3

	Shares	Value
Information technology (continued)
IT services 1.2%
Endava PLC, ADR (A)	29,171	$4,566,428
Semiconductors and semiconductor equipment 7.7%
Brooks Automation, Inc.	77,023	8,711,301
CMC Materials, Inc.	16,833	2,235,422
Entegris, Inc.	53,036	7,747,499
MACOM Technology Solutions Holdings, Inc. (A)	68,542	4,928,855
Silicon Laboratories, Inc. (A)	29,119	5,715,186
Software 10.4%
Bottomline Technologies DE, Inc. (A)	41,842	1,876,195
Cerence, Inc. (A)	88,080	6,621,854
Paycor HCM, Inc. (A)	146,734	4,319,849
Paylocity Holding Corp. (A)	39,126	9,873,055
Rapid7, Inc. (A)	92,493	11,474,596
The Descartes Systems Group, Inc. (A)	70,039	5,628,334
Materials 4.1%		15,689,084
Chemicals 4.1%
Avient Corp.	125,195	6,886,977
Balchem Corp.	34,681	5,479,598
Quaker Chemical Corp.	14,582	3,322,509
Real estate 2.4%		9,247,965
Equity real estate investment trusts 2.4%
Ryman Hospitality Properties, Inc. (A)	46,926	3,632,072
STAG Industrial, Inc.	128,864	5,615,893

	Yield (%)	Shares	Value
Short-term investments 1.4%			$5,105,552
(Cost $5,105,552)
Short-term funds 1.4%			5,105,552
State Street Institutional Treasury Money Market Fund, Premier Class	0.0051(C)	5,105,552	5,105,552

Total investments (Cost $253,639,238) 101.1%	$384,861,668
Other assets and liabilities, net (1.1%)	(4,058,040)
Total net assets 100.0%	$380,803,628

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	The rate shown is the annualized seven-day yield as of 11-30-21.
4	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2021, by major security category or type:
	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Consumer discretionary	$54,295,350	$54,295,350	—	—
Consumer staples	5,475,701	5,475,701	—	—
Energy	5,876,394	5,876,394	—	—
Financials	24,721,453	24,719,807	—	$1,646
Health care	108,063,449	108,063,449	—	—
Industrials	77,116,891	77,116,891	—	—
Information technology	79,269,829	79,269,829	—	—
Materials	15,689,084	15,689,084	—	—
Real estate	9,247,965	9,247,965	—	—
Short-term investments	5,105,552	5,105,552	—	—
Total investments in securities	$384,861,668	$384,860,022	—	$1,646
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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